Schedule of Property and equipment (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	$ 305,572	$ 388,657
Depreciation	148,998	191,596	$ 20,501
At December 31, 2025	250,390	321,977		$ 305,572	$ 388,657
Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	13,626	17,332
At December 31, 2025	7,527	9,680		13,626	17,332
Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	246,274	313,234
At December 31, 2025	139,232	179,038		246,274	313,234
Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,103	28,114
At December 31, 2025	74,985	96,423		22,103	28,114
Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)
At December 31, 2025
Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	22,695	28,865
At December 31, 2025	28,301	36,392		22,695	28,865
Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	874	1,112
At December 31, 2025	345	444		874	1,112
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	2,535,431	3,224,816	1,042,046	819,283	1,042,046
Acquisition				2,844,971	3,618,519
Additions	97,143	124,916		43,053	54,760
Written off				(1,259,265)	(1,601,659)
Fair value reserve				87,389	111,150
At December 31, 2025	2,632,574	3,349,732		2,535,431	3,224,816
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	37,130	47,226	47,226	37,130	47,226
Acquisition
Additions
Written off
Fair value reserve
At December 31, 2025	37,130	47,226		37,130	47,226
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	121,396	154,404	100,852	79,292	100,852
Acquisition				288,736	367,243
Additions
Written off				(246,632)	(313,691)
Fair value reserve
At December 31, 2025	121,396	154,404		121,396	154,404
Gross carrying amount [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	787,907	1,002,138	86,724	68,185	86,724
Acquisition				1,179,726	1,500,493
Additions	10,070	12,949		10,300	13,101
Written off				(557,693)	(709,330)
Fair value reserve				87,389	111,150
At December 31, 2025	797,977	1,015,087		787,907	1,002,138
Gross carrying amount [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	1,097,726	1,396,198	405,349	318,696	405,349
Acquisition				1,010,406	1,285,136
Additions	69,407	89,250		16,939	21,545
Written off				(248,315)	(315,832)
Fair value reserve
At December 31, 2025	1,167,133	1,485,448		1,097,726	1,396,198
Gross carrying amount [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	34,379	43,727	43,727	34,379	43,727
Acquisition
Additions
Written off
Fair value reserve
At December 31, 2025	34,379	43,727		34,379	43,727
Gross carrying amount [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	395,585	503,145	358,168	281,601	358,168
Acquisition				297,719	378,669
Additions	17,666	22,717		15,814	20,114
Written off				(199,549)	(253,806)
Fair value reserve
At December 31, 2025	413,251	525,862		395,585	503,145
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025 (Audited)	61,308	77,978
Acquisition				68,384	86,978
Additions
Written off				(7,076)	(9,000)
Fair value reserve
At December 31, 2025	61,308	77,978		61,308	77,978
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Acquisition				2,450,145	3,116,339
Written off				(1,097,077)	(1,395,372)
Depreciation	148,998	191,596		84,644	107,659
Currency translation differences	3,327
At June 30, 2025 -Audited	2,229,859	2,836,159	1,007,533	792,147	1,007,533
At December 31, 2025	2,382,184	3,027,755		2,229,859	2,836,159
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
Currency translation differences
At June 30, 2025 -Audited	37,130	47,226	47,226	37,130	47,226
At December 31, 2025	37,130	47,226		37,130	47,226
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Acquisition				218,483	277,888
Written off				(195,377)	(248,500)
Depreciation	5,951	7,652		5,519	7,020
Currency translation differences	148
At June 30, 2025 -Audited	107,770	137,072	100,664	79,145	100,664
At December 31, 2025	113,869	144,724		107,770	137,072
Accumulated depreciation and amortisation [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition				978,691	1,244,797
Written off				(540,505)	(687,468)
Depreciation	114,430	147,145		39,344	50,042
Currency translation differences	2,682
At June 30, 2025 -Audited	541,633	688,904	81,533	64,103	81,533
At December 31, 2025	658,745	836,049		541,633	688,904
Accumulated depreciation and amortisation [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
Acquisition				937,783	1,192,766
Written off				(181,940)	(231,410)
Depreciation	16,285	20,941		19,285	24,528
Currency translation differences	240
At June 30, 2025 -Audited	1,075,623	1,368,084	382,200	300,495	382,200
At December 31, 2025	1,092,148	1,389,025		1,075,623	1,368,084
Accumulated depreciation and amortisation [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
Acquisition
Written off
Depreciation
Currency translation differences
At June 30, 2025 -Audited	34,379	43,727	43,727	34,379	43,727
At December 31, 2025	34,379	43,727		34,379	43,727
Accumulated depreciation and amortisation [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition				249,818	317,744
Written off				(173,751)	(220,994)
Depreciation	11,813	15,190		19,928	25,347
Currency translation differences	247
At June 30, 2025 -Audited	372,890	474,280	352,183	276,895	352,183
At December 31, 2025	384,950	489,470		372,890	474,280
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Acquisition				65,370	83,144
Written off				(5,504)	(7,000)
Depreciation	519	668		568	722
Currency translation differences	10
At June 30, 2025 -Audited	60,434	76,866
At December 31, 2025	$ 60,963	$ 77,534		$ 60,434	$ 76,866